Shareholders’ Equity	12 Months Ended
Mar. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

14. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the British Virgin Islands on May 13, 2022. The authorized number of Ordinary Shares was 50,000 with par value of $1.00 per share. On May 13, 2022, the Company issued 10,000 shares to the controlling shareholder at par value of $1.00 per share.

On March 20, 2023, the Company amended its memorandum of association to authorize the issuance of an unlimited number of Ordinary Shares with no par value.

On February 27, 2024, the Company’s shareholders approved a share split of its outstanding Ordinary Shares at a ratio of 1:1300, which became effective immediately, resulting in 13,000,000 ordinary shares issued and outstanding after the share split. All shares and per share amounts used herein and in the accompanying audited condensed consolidated financial statements have been retroactively adjusted to reflect the share split pursuant to ASC 260-10-55-12.

Share Transfer

On February 27, 2024, following the completion of the stock split described above, our existing shareholder Shum Tsz Cheung sold 1,750,000 Ordinary Shares, no par value, to four new investors in privately negotiated transactions consummated in Hong Kong. And he transferred the rest of the 4,880,000 Ordinary Shares to ALT CO LTD without consideration. These shares are held by ALT CO LTD, a Seychelles company of which wholly owned by Shum Tsz Cheung, and he also is a director of ALT CO LTD, hold the voting powers (and dispositive powers) over the Ordinary Shares held by ALT CO LTD. The registered address of ALT CO LTD is: Vistra Corporate Services Centre, Suite 23, 1st Floor, Eden Plaza, Eden Island, Mahe, Republic of Seychelles.